Segment and Geographic Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment and Geographic Information	SEGMENT AND GEOGRAPHIC INFORMATION:
    Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenue and incur expenses; for which discrete financial information is available; and whose operating results are regularly reviewed by the chief operating decision maker in deciding how to allocate resources and to assess performance. No operating segments have been aggregated to determine our reportable segments.
    Since the beginning of 2018, we have two operating and reportable segments: ATS and CCS. Our ATS segment consists of our ATS end market, and is comprised of our A&D, Industrial, Energy, HealthTech, and Capital Equipment (semiconductor, display, and power & signal distribution equipment) businesses. Our CCS segment consists of our Communications and Enterprise (servers and storage) end markets.
Factors considered in determining the two reportable segments included the nature of applicable business activities, management structure, market strategy and margin profiles. Products and services in our ATS segment are extensive and are often more regulated than in our CCS segment, and can include the following: government-certified and highly-specialized manufacturing, electronic and enclosure-related services for A&D customers; high-precision semiconductor and display equipment and integrated subsystems; a wide range of industrial automation, controls, test and measurement devices; advanced solutions for surgical instruments, diagnostic imaging and patient monitoring; and efficiency products to help manage and monitor the energy and power industries. Our ATS segment businesses typically have higher margin profiles and margin volatility, higher working capital requirements, and longer product life cycles than the businesses in our CCS segment. Products and services in our CCS segment consist predominantly of enterprise-level data communications and information processing infrastructure products, and can include routers, switches, data center interconnects, servers and storage-related products used by a wide range of businesses and cloud-based and other service providers to manage digital connectivity, commerce and social media applications. Our CCS segment businesses typically have lower margin profiles, lower working capital requirements, and higher volumes than the businesses in our ATS segment. Within our CCS segment, however, our Hardware Platform Solutions (HPS) business (previously referred to as Joint Design & Manufacturing, or JDM), which includes firmware/software enablement across all primary IT infrastructure data center technologies and aftermarket service, typically has a higher margin profile than our traditional CCS businesses, but also requires specific investments (including R&D) and higher working capital. As a result, our CCS segment margin can fluctuate from period to period depending on our mix of CCS segment business in any quarter.
    Segment performance is evaluated based on segment revenue, segment income and segment margin (segment income as a percentage of segment revenue). Revenue is attributed to the segment in which the product is manufactured or the service is performed. Segment income is defined as a segment’s net revenue less its cost of sales and its allocable portion of selling, general and administrative expenses and research and development expenses (collectively, Segment Costs). Identifiable Segment Costs are allocated directly to the applicable segment while other Segment Costs, including indirect costs and certain corporate charges, are allocated to our segments based on an analysis of the relative usage or benefit derived by each segment from such costs. Segment income excludes finance costs (defined in note 17), employee SBC expense, amortization of intangible assets (excluding computer software), Other Charges (recoveries) (the components of which are described in note 16), and fair value adjustments for inventory acquired in the Atrenne acquisition, as these costs and charges/recoveries are managed and reviewed by our CEO at the company level. Our segments do not record inter-segment revenue. Although segment income and segment margin are used to evaluate the performance of our segments, we may incur operating costs in one segment that may also benefit the other segment. Our accounting policies for segment reporting are the same as those applied to the Company as a whole.
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2018		2019		2020
		% of total		% of total		% of total
ATS	$2,209.7	33%	$2,285.6	39%	$2,086.3	36%
CCS	4,423.5	67%	3,602.7	61%	3,661.8	64%
Communications revenue as a % of total revenue		41%		40%		42%
Enterprise revenue as a % of total revenue		26%		21%		22%
Total	$6,633.2		$5,888.3		$5,748.1

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2018		2019		2020
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$102.5	4.6%	$64.2	2.8%	$69.7	3.3%
CCS segment income and margin	111.4	2.5%	93.9	2.6%	129.3	3.5%
Total segment income	213.9		158.1		199.0

Reconciling items:
Finance costs	24.4		49.5		37.7
Employee SBC expense	33.4		34.1		25.8
Amortization of intangible assets (excluding computer software)	11.6		24.6		21.8
Other Charges (Recoveries) (note 16)	61.0		(49.9)		23.5
Inventory fair value adjustment (note 3)	1.6		—		—
IFRS earnings before income taxes	$81.9		$99.8		$90.2

The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2018	2019	2020
Thailand	32%	34%	35%
China	20%	18%	20%
Malaysia	12%	12%	*
* Less than 10%.

    The following table details our allocation of property, plant and equipment and ROU assets among countries that represented 10% or more of total property, plant and equipment and ROU assets for the years indicated:

	December 31
	2019	2020
China	14%	14%
Thailand	16%	17%
Romania	11%	*
United States	16%	18%
Canada	*	*
* Less than 10%.
    The following table details our allocation of intangible assets and goodwill among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2019	2020
United States	86%	85%
South Korea	10%	11%
Customers:
    The following table sets forth the customers that individually represented 10% or more of total revenue for the years indicated, and their segments. No customer individually represented 10% or more of total revenue in 2020:

	Segment	Year ended December 31
		2018	2019
Cisco Systems, Inc.	CCS	14%	12%
Dell Technologies	CCS	10%	*
Total		24%	12%
* Less than 10%.
At December 31, 2020, we had two customers that individually represented 10% or more of total A/R (in our CCS segment) (December 31, 2019 — two customers (one from each of our segments); December 31 2018 — two customers (in our CCS segment)).